EMPLOYEE BENEFIT PLANS - Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	$ 289,147	$ 306,414
Level 1
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	65,957	67,392
Level 2
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	158,635	168,948
Level 3
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	0	0
Total
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	224,592	236,340
Investments measured at net asset value
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	64,555	70,074
Cash and cash equivalents | Level 1
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	10,518	7,404
Cash and cash equivalents | Level 2
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	0	0
Cash and cash equivalents | Level 3
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	0	0
Cash and cash equivalents | Total
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	10,518	7,404
Fixed income securities | Level 1
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	25,213	23,790
Fixed income securities | Level 2
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	100,188	111,281
Fixed income securities | Level 3
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	0	0
Fixed income securities | Total
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	125,401	135,071
Insurance contracts | Level 1
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	0	0
Insurance contracts | Level 2
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	29,834	34,288
Insurance contracts | Level 3
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	0	0
Insurance contracts | Total
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	29,834	34,288
Equity securities | Level 1
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	29,271	34,127
Equity securities | Level 2
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	15,673	17,886
Equity securities | Level 3
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	0	0
Equity securities | Total
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	44,944	52,013
Other | Level 1
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	955	2,071
Other | Level 2
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	12,940	5,493
Other | Level 3
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	0	0
Other | Total
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	$ 13,895	$ 7,564